JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.7%
General Dynamics Corp.	60,279	23,112,174
Lockheed Martin Corp.	63,428	36,962,033
		60,074,207
Automobiles & Parts — 0.0% ^
Gentex Corp.	88,269	2,061,964
Banks — 0.2%
Commerce Bancshares, Inc.	204,429	12,116,507
Beverages — 0.6%
Coca-Cola Co. (The)	65,316	5,721,029
Coca-Cola Consolidated, Inc.	54,008	10,148,103
Monster Beverage Corp. *	320,472	30,887,091
		46,756,223
Chemicals — 1.0%
CF Industries Holdings, Inc.	161,321	20,195,776
Linde plc	122,441	58,573,326
		78,769,102
Construction & Materials — 1.7%
A O Smith Corp. (a)	132,148	7,946,059
Acuity, Inc.	49,887	16,382,392
Advanced Drainage Systems, Inc.	88,971	12,320,704
Armstrong World Industries, Inc.	51,192	8,941,195
Carlisle Cos., Inc.	48,601	17,492,472
Eagle Materials, Inc.	43,826	8,981,700
EMCOR Group, Inc.	29,019	23,140,621
Simpson Manufacturing Co., Inc.	33,647	6,316,888
Trane Technologies plc	60,668	27,600,907
Watsco, Inc. (a)	33,243	10,282,060
		139,404,998
Consumer Services — 0.9%
Copart, Inc. *	473,620	13,791,815
eBay, Inc.	243,116	27,717,655
Grand Canyon Education, Inc. *	74,060	10,763,880
H&R Block, Inc.	263,243	11,590,589
Rollins, Inc.	303,425	11,521,047
		75,384,986
Electricity — 0.8%
Consolidated Edison, Inc.	152,295	16,577,311
Constellation Energy Corp.	25,317	6,652,042
Evergy, Inc.	156,952	13,028,585
OGE Energy Corp.	316,647	14,993,235
Vistra Corp.	70,962	10,515,859
		61,767,032
Electronic & Electrical Equipment — 1.0%
Crane Co.	29,208	6,234,740

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Donaldson Co., Inc.	142,243	13,404,980
IDEX Corp.	62,610	14,428,475
Keysight Technologies, Inc. *	82,334	26,271,133
Mettler-Toledo International, Inc. *	16,731	23,696,115
		84,035,443
Finance & Credit Services — 0.9%
FactSet Research Systems, Inc. (a)	34,199	9,001,177
Moody's Corp.	61,550	29,444,289
S&P Global, Inc.	76,241	31,405,955
		69,851,421
Food Producers — 0.1%
Ingredion, Inc.	112,585	11,197,704
Gas, Water & Multi-utilities — 0.6%
National Fuel Gas Co.	190,629	15,690,673
UGI Corp.	427,838	15,453,509
WEC Energy Group, Inc.	189,088	20,690,009
		51,834,191
General Industrials — 1.3%
GE Vernova, Inc.	74,364	73,641,926
Illinois Tool Works, Inc.	108,669	31,182,569
		104,824,495
Health Care Providers — 0.2%
Chemed Corp.	27,674	14,729,487
Household Goods & Home Construction — 0.1%
NVR, Inc. *	1,923	11,820,777
Industrial Engineering — 0.8%
Graco, Inc.	166,906	13,248,998
Lincoln Electric Holdings, Inc.	66,339	17,335,044
Nordson Corp.	38,290	11,401,996
Snap-on, Inc.	30,699	12,599,177
Toro Co. (The)	107,569	9,882,364
		64,467,579
Industrial Metals & Mining — 0.4%
Fastenal Co.	155,207	7,404,926
Reliance, Inc.	12,364	5,021,020
Southern Copper Corp. (Mexico)	97,342	17,785,357
		30,211,303
Industrial Support Services — 5.4%
Accenture plc, Class A	192,433	31,928,483
Automatic Data Processing, Inc.	120,788	32,185,170
Cintas Corp.	132,358	27,084,417
ExlService Holdings, Inc. *	308,614	10,471,273
Jack Henry & Associates, Inc.	85,969	13,242,665
Mastercard, Inc., Class A	198,036	113,494,432

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
MSC Industrial Direct Co., Inc., Class A	101,880	12,571,992
Paychex, Inc.	144,259	16,855,222
Verisk Analytics, Inc., Class A	85,100	16,581,735
Visa, Inc., Class A	393,198	143,961,584
WW Grainger, Inc.	20,455	28,273,310
		446,650,283
Industrial Transportation — 1.5%
Allison Transmission Holdings, Inc.	136,141	15,593,590
Expeditors International of Washington, Inc.	98,765	16,581,656
JB Hunt Transport Services, Inc.	42,552	11,563,506
Landstar System, Inc.	71,716	12,533,805
Old Dominion Freight Line, Inc.	69,208	14,681,785
Union Pacific Corp.	176,129	51,452,565
United Parcel Service, Inc., Class B	22,805	2,376,737
		124,783,644
Investment Banking & Brokerage Services — 4.0%
Ameriprise Financial, Inc.	45,680	24,933,971
Berkshire Hathaway, Inc., Class B *	274,364	140,348,161
Blackrock, Inc.	45,816	49,957,308
Broadridge Financial Solutions, Inc.	79,013	12,164,051
Cboe Global Markets, Inc.	77,015	23,892,364
CME Group, Inc.	100,353	26,873,530
Intercontinental Exchange, Inc.	169,236	25,805,105
Nasdaq, Inc.	60,789	5,725,716
SEI Investments Co.	178,238	18,354,949
		328,055,155
Leisure Goods — 0.7%
Electronic Arts, Inc.	132,649	27,837,719
Hasbro, Inc.	123,613	11,612,205
Pool Corp.	40,768	7,571,025
YETI Holdings, Inc. *	226,723	11,095,824
		58,116,773
Life Insurance — 0.6%
Aflac, Inc.	218,319	27,831,306
Globe Life, Inc.	54,651	9,960,145
Primerica, Inc.	34,717	11,108,051
		48,899,502
Media — 0.8%
Fox Corp., Class A	141,819	8,258,120
Netflix, Inc. *	106,435	7,632,454
New York Times Co. (The), Class A	198,191	14,842,524
Nexstar Media Group, Inc.	12,499	2,381,435
Spotify Technology SA *	48,006	24,000,120
TKO Group Holdings, Inc.	51,756	9,409,758
		66,524,411

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — 1.6%
Abbott Laboratories	199,154	21,050,578
Bio-Techne Corp.	179,955	12,972,956
Dexcom, Inc. *	181,851	15,175,466
IDEXX Laboratories, Inc. *	39,090	21,854,046
Insulet Corp. *	67,413	11,146,740
Penumbra, Inc. *	50,475	16,212,065
ResMed, Inc. (a)	80,301	16,941,905
STERIS plc	57,957	13,237,379
		128,591,135
Mortgage Real Estate Investment Trusts — 0.1%
Annaly Capital Management, Inc.	509,885	11,584,587
Non-life Insurance — 4.4%
Allstate Corp. (The)	88,448	23,357,348
American Financial Group, Inc.	73,104	10,360,299
Aon plc, Class A	74,251	26,771,198
Arch Capital Group Ltd. *	213,020	21,414,901
Arthur J Gallagher & Co.	21,717	5,416,654
Axis Capital Holdings Ltd.	60,244	6,344,898
Brown & Brown, Inc.	167,391	11,784,326
Chubb Ltd.	112,350	39,398,898
Cincinnati Financial Corp.	68,800	12,224,384
Fidelity National Financial, Inc.	220,116	11,355,785
Hanover Insurance Group, Inc. (The)	31,116	7,238,515
Hartford Insurance Group, Inc. (The)	138,866	19,706,474
Markel Group, Inc. *	711	1,338,344
Marsh & McLennan Cos., Inc.	166,340	31,553,035
Old Republic International Corp.	253,197	10,940,642
Progressive Corp. (The)	153,555	32,464,598
RenaissanceRe Holdings Ltd. (Bermuda)	34,955	11,184,901
RLI Corp.	164,468	10,072,020
Travelers Cos., Inc. (The)	88,995	33,316,168
White Mountains Insurance Group Ltd.	2,634	5,525,421
Willis Towers Watson plc	49,129	16,503,414
WR Berkley Corp.	235,958	17,116,393
		365,388,616
Non-Renewable Energy — 3.5%
Antero Midstream Corp.	170,278	3,741,008
Chevron Corp.	286,986	56,487,454
ConocoPhillips	254,184	30,624,088
EOG Resources, Inc.	156,245	23,232,069
Expand Energy Corp.	135,227	12,715,395
ExxonMobil Holdings Corp. *	914,134	142,092,989
TechnipFMC plc (United Kingdom)	260,398	18,660,121
		287,553,124
Personal Care, Drug & Grocery Stores — 1.9%
Church & Dwight Co., Inc.	173,936	17,186,616

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Clorox Co. (The)	55,399	5,292,267
Colgate-Palmolive Co.	349,571	31,915,832
Kimberly-Clark Corp. (a)	186,436	20,379,319
Procter & Gamble Co. (The)	565,522	81,712,274
		156,486,308
Personal Goods — 0.8%
Crocs, Inc. *	88,721	11,357,175
Deckers Outdoor Corp. *	171,766	16,640,690
Lululemon Athletica, Inc. *	110,257	13,106,250
On Holding AG, Class A (Switzerland) *	183,571	6,652,613
Ralph Lauren Corp.	44,598	16,962,403
		64,719,131
Pharmaceuticals, Biotechnology & Marijuana Producers — 7.2%
AbbVie, Inc.	407,751	102,321,036
Amgen, Inc.	45,989	17,713,123
Bristol-Myers Squibb Co.	612,521	40,003,746
Exelixis, Inc. *	200,502	10,632,621
Gilead Sciences, Inc.	388,399	50,573,434
Incyte Corp. *	106,670	12,749,198
Jazz Pharmaceuticals plc *	82,694	20,910,005
Johnson & Johnson	523,588	134,221,784
Medpace Holdings, Inc. *	27,914	16,109,449
Merck & Co., Inc.	646,980	84,236,796
QIAGEN NV	118,846	4,920,224
Regeneron Pharmaceuticals, Inc.	33,693	25,695,293
Royalty Pharma plc, Class A	372,634	21,773,005
United Therapeutics Corp. *	38,376	19,867,639
Vertex Pharmaceuticals, Inc. *	28,850	13,764,335
Zoetis, Inc.	206,683	15,974,529
		591,466,217
Precious Metals & Mining — 0.2%
Anglogold Ashanti plc (Australia)	96,031	7,617,179
Newmont Corp.	127,496	11,947,650
		19,564,829
Real Estate Investment Trusts — 2.1%
American Tower Corp.	133,941	23,220,012
Camden Property Trust	55,650	6,166,577
Crown Castle, Inc.	79,537	6,068,673
CubeSmart	67,441	2,796,104
Equity LifeStyle Properties, Inc.	133,621	8,694,718
Equity Residential	78,220	5,197,719
Extra Space Storage, Inc.	56,774	8,404,823
Gaming and Leisure Properties, Inc.	92,260	4,132,325
Host Hotels & Resorts, Inc.	792,903	19,925,652
Lamar Advertising Co., Class A	122,612	19,613,016
Mid-America Apartment Communities, Inc.	90,734	12,007,738

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Public Storage	67,938	22,023,461
Rayonier, Inc.	279,268	6,082,457
Simon Property Group, Inc.	117,871	27,036,071
		171,369,346
Retailers — 5.2%
Best Buy Co., Inc.	121,373	10,469,635
Costco Wholesale Corp.	104,589	99,557,223
Dillard's, Inc., Class A (a)	19,353	11,386,144
Dollar Tree, Inc. *	120,354	15,310,232
Etsy, Inc. *	252,291	20,607,129
Home Depot, Inc. (The)	241,747	80,250,334
Lowe's Cos., Inc.	3,948	820,434
O'Reilly Automotive, Inc. *	298,019	26,627,998
Ross Stores, Inc.	134,386	33,740,293
Tapestry, Inc.	152,513	23,238,406
TJX Cos., Inc. (The)	331,020	52,082,687
Tractor Supply Co.	174,582	5,371,888
Ulta Beauty, Inc. *	23,580	12,092,531
Walmart, Inc.	163,321	18,161,295
Williams-Sonoma, Inc.	92,454	21,140,532
		430,856,761
Software & Computer Services — 20.2%
Adobe, Inc. *	165,003	41,318,401
Akamai Technologies, Inc. *	151,558	17,456,450
Alphabet, Inc., Class A	448,868	159,855,361
Amdocs Ltd.	230,216	12,827,636
Appfolio, Inc., Class A *	41,872	7,544,916
AppLovin Corp., Class A *	83,517	33,064,380
Atlassian Corp., Class A *	143,728	14,518,684
Autodesk, Inc. *	116,750	27,342,850
Bentley Systems, Inc., Class B (a)	420,736	14,910,884
Cadence Design Systems, Inc. *	96,350	32,760,927
Cognizant Technology Solutions Corp., Class A	284,623	15,753,883
Crowdstrike Holdings, Inc., Class A *	289,467	55,247,672
Datadog, Inc., Class A *	140,032	37,524,375
Docusign, Inc., Class A *	277,127	15,194,873
Dolby Laboratories, Inc., Class A	168,501	9,909,544
Dropbox, Inc., Class A *	569,843	18,554,088
Dynatrace, Inc. *	392,350	17,388,952
Elastic NV *	176,809	11,632,264
EPAM Systems, Inc. *	64,418	6,799,964
F5, Inc. *	49,853	20,069,322
Fortinet, Inc. *	239,186	38,736,173
Gartner, Inc. *	109,517	16,539,257
Gen Digital, Inc.	593,112	16,280,924
Gitlab, Inc., Class A *	353,706	12,206,394
GoDaddy, Inc., Class A *	204,607	16,929,183

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
HubSpot, Inc. *	52,612	12,487,984
Intuit, Inc.	81,902	25,886,765
KBR, Inc.	199,146	7,290,735
Leidos Holdings, Inc.	68,110	7,873,516
Manhattan Associates, Inc. *	112,314	21,492,407
Maplebear, Inc. *	214,669	9,574,237
Match Group, Inc.	493,367	19,443,594
Meta Platforms, Inc., Class A	245,811	136,845,442
Microsoft Corp.	355,239	165,086,668
Mobility Global, Inc. *	76,241	1,553,792
Nutanix, Inc., Class A *	357,459	21,093,656
Okta, Inc. *	174,657	24,789,068
Palantir Technologies, Inc., Class A *	572,745	70,482,000
Palo Alto Networks, Inc. *	229,148	76,038,181
Paycom Software, Inc.	67,984	11,146,657
Pegasystems, Inc.	353,905	10,811,798
Pinterest, Inc., Class A *	470,536	11,297,569
Procore Technologies, Inc. *	214,314	11,737,978
PTC, Inc. *	124,422	17,070,698
Reddit, Inc., Class A *	83,323	11,721,046
RingCentral, Inc., Class A	402,083	22,363,857
Roper Technologies, Inc.	39,226	15,375,415
Rubrik, Inc., Class A *	177,192	12,821,613
Salesforce, Inc.	266,279	49,000,662
SentinelOne, Inc., Class A *	632,185	12,049,446
ServiceNow, Inc. *	316,466	35,200,513
Snowflake, Inc., Class A *	131,852	38,669,555
SS&C Technologies Holdings, Inc.	43,284	3,335,032
Toast, Inc., Class A *	464,800	14,999,096
Twilio, Inc., Class A *	110,529	21,812,898
Tyler Technologies, Inc. *	38,650	11,966,040
UiPath, Inc., Class A *	761,011	9,710,500
VeriSign, Inc.	75,022	21,757,880
Workday, Inc., Class A *	107,084	17,169,849
Zoom Communications, Inc., Class A *	223,364	21,458,580
Zscaler, Inc. *	76,080	11,503,296
		1,663,285,380
Technology Hardware & Equipment — 20.1%
Advanced Micro Devices, Inc. *	315,584	150,265,322
Allegro MicroSystems, Inc. (Japan) *	236,892	9,831,018
Amphenol Corp., Class A	354,694	56,999,326
Analog Devices, Inc.	142,388	52,314,775
Apple, Inc.	554,551	171,306,349
Applied Materials, Inc.	168,004	85,290,591
Broadcom, Inc.	422,554	164,491,821
CDW Corp.	79,260	11,715,421
Cirrus Logic, Inc. *	109,190	14,123,726

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Everpure, Inc., Class A *	289,568	22,345,963
Flex Ltd. *	185,667	21,119,621
HP, Inc.	586,923	16,005,390
Jabil, Inc.	64,112	20,198,486
KLA Corp.	290,487	53,106,833
Lam Research Corp.	292,480	85,702,490
Lattice Semiconductor Corp. *	140,661	17,479,942
Marvell Technology, Inc.	178,954	33,564,612
Micron Technology, Inc.	164,470	135,363,744
Monolithic Power Systems, Inc.	20,287	28,929,871
NetApp, Inc.	141,717	25,296,484
NVIDIA Corp.	786,819	157,953,914
ON Semiconductor Corp. *	221,754	18,097,344
Qorvo, Inc. *	180,128	16,314,193
QUALCOMM, Inc.	300,510	44,358,281
Rambus, Inc. *	76,017	6,919,828
Sandisk Corp. *	39,076	47,470,697
Skyworks Solutions, Inc.	250,181	15,581,273
Teradyne, Inc.	73,326	26,961,237
Texas Instruments, Inc.	232,013	63,975,265
Universal Display Corp.	83,289	6,676,446
Vertiv Holdings Co., Class A	60,726	14,669,580
Western Digital Corp.	100,524	54,769,496
		1,649,199,339
Telecommunications Equipment — 2.0%
Ciena Corp. *	66,110	24,926,775
Cisco Systems, Inc.	954,675	110,732,753
Motorola Solutions, Inc.	55,684	24,264,303
Ubiquiti, Inc.	5,711	3,178,286
		163,102,117
Telecommunications Service Providers — 0.2%
Iridium Communications, Inc.	347,795	16,464,615
Tobacco — 0.9%
Altria Group, Inc.	541,887	37,027,139
Philip Morris International, Inc.	193,698	36,961,452
		73,988,591
Travel & Leisure — 4.1%
Airbnb, Inc., Class A *	152,958	23,176,196
Booking Holdings, Inc.	210,271	40,561,276
Boyd Gaming Corp.	104,412	8,881,285
Chipotle Mexican Grill, Inc., Class A *	499,237	18,581,601
Darden Restaurants, Inc.	87,426	17,798,185
Domino's Pizza, Inc.	21,567	7,493,238
Expedia Group, Inc.	67,359	19,853,392
Hilton Worldwide Holdings, Inc.	83,774	26,848,729
Madison Square Garden Sports Corp. *	34,021	13,393,387

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Marriott International, Inc., Class A	85,182	31,758,405
McDonald's Corp.	190,912	51,668,424
Starbucks Corp.	342,406	36,038,232
Texas Roadhouse, Inc.	61,386	12,611,140
Wyndham Hotels & Resorts, Inc.	80,511	6,027,053
Yum! Brands, Inc.	139,715	21,415,515
		336,106,058
Waste & Disposal Services — 1.0%
Clean Harbors, Inc. *	66,885	20,926,979
Republic Services, Inc., Class A	119,200	25,097,560
Waste Management, Inc.	152,681	34,589,880
		80,614,419
Total Common Stocks (Cost $7,005,839,508)		8,202,677,760
	NO. OF RIGHTS
Rights—0.0% ^
Medical Equipment & Services — 0.0% ^
Hologic, Inc., CVR ‡ * (Cost $1,928)	192,811	1,928
	SHARES
Short-Term Investments — 0.7%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c) (Cost $12,310,758)	12,310,759	12,310,759
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $45,625,424)	45,625,424	45,625,424
Total Short-Term Investments (Cost $57,936,182)		57,936,183
Total Investments — 100.5% (Cost $7,063,777,618)		8,260,615,871
Liabilities in Excess of Other Assets — (0.5)%		(41,651,961)
NET ASSETS — 100.0%		8,218,963,910

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $44,687,006.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	30	09/18/2026	USD	11,281,875	109,223

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$8,202,677,760	$—	$—	$8,202,677,760
Rights	—	—	1,928	1,928
Short-Term Investments
Investment Companies	12,310,759	—	—	12,310,759
Investment of Cash Collateral from Securities Loaned	45,625,424	—	—	45,625,424
Total Short-Term Investments	57,936,183	—	—	57,936,183
Total Investments in Securities	$8,260,613,943	$—	$1,928	$8,260,615,871

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$109,223	$—	$—	$109,223
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$—	$540,009,129	$494,383,705	$—	$—	$45,625,424	45,625,424	$998,008	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	6,662,084	156,963,700	151,315,025	—	—	12,310,759	12,310,759	294,636	—
Total	$6,662,084	$696,972,829	$645,698,730	$—	$—	$57,936,183		$1,292,644	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.